Note 21 - Income Taxes - Effective Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
French statutory rate	33.30%	33.30%	33.30%
Income of foreign subsidiaries taxed at different tax rates	21.80%	(2.40%)	3.90%
Effect of net operating loss carry-forwards and valuation allowances	(520.60%)	(2.60%)	52.40%
Non-taxable debt fair value variation	349.20%	(27.20%)	(83.90%)
Permanent differences	60.60%	(4.90%)	40.70%
Effect of cancellation of intra-group positions	49.10%		(78.30%)
French business tax included in income tax (CVAE)	(54.70%)	3.40%	(16.00%)
Other	(70.60%)	13.90%	(35.80%)
Effective tax rate	(131.90%)	13.50%	(83.70%)